Digital Assets - Schedule of Digital Currency Transactions of Bitcoin (Details) - Bitcoin [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Digital Currency Transactions of Bitcoin [Line Items]
ASC 2023-08 fair value adjustment		$ 739,000
Digital assets beginning balance	1,016,000	2,097,000
Revenue recognized from mined digital assets	1,545,000	20,539,000
Cost of digital assets sold for cash	(1,647,000)	(20,260,000)
Cost of digital assets transferred for noncash expenditures		(3,665,000)
Fair value gain on digital assets	(127,000)	1,566,000
Digital assets ending balance	$ 787,000	$ 1,016,000